FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
The fair value of the financial instruments that are measured on a basis other than fair value are presented in the below table:
	Estimated fair value*
	June 30,	December 31,
	2012	2011

	U.S. $ in millions
Senior notes included under long term liabilities	$(10,430)	$(8,662)
Senior notes and convertible senior debentures included under short term liabilities	(755)	(1,555)

Carrying value at the end of the period	$(11,185)	$(10,217)

* The fair value was estimated based on quoted market prices, where available.

Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:
	June 30,	December 31,
	2012	2011

	U.S. $ in millions
Carrying value at the beginning of the period	$(139)	$78
Amount realized	(6)	(61)
Contingent consideration in connection with Cephalon acquisition	(5)	(171)
Net change to fair value:
Included in earnings - financial expenses (income) - net	3	22
Included in Accumulated other comprehensive loss	-	(7)

Carrying value at the end of the period	$(147)	$(139)